Associated companies (Details 2) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Balance sheet value	$ 9,632	$ 8,644
Roche Holding AG, Switzerland
Disclosure of associates [line items]
Balance sheet value	9,407	8,445
Others
Disclosure of associates [line items]
Balance sheet value	$ 225	$ 199